PREPAID EXPENSES AND OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PREPAID EXPENSES AND OTHER ASSETS
Prepaid expenses and other assets	$ 193.0	$ 123.4
Vehicle parts, supplies and inventory	107.7	98.2
Prepaid expenses and other assets	$ 300.7	$ 221.6